COMMON STOCK - Warrants Fair Value Measurement Inputs (Details)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Measurement Input, Discount Period [Member] | December 2018 Warrants [Member]
Class of Warrant or Right
Measurement input	4.7	5.7	6.7
Measurement Input, Discount Period [Member] | June 2020 Warrants [Member]
Class of Warrant or Right
Measurement input	6.2	7.2	8.2
Measurement Input, Discount Period [Member] | June 2023 Warrants [Member]
Class of Warrant or Right
Measurement input	9.2
Measurement Input, Risk Free Interest Rate [Member] | December 2018 Warrants [Member]
Class of Warrant or Right
Measurement input	0.0419	0.0355	0.0239
Measurement Input, Risk Free Interest Rate [Member] | June 2020 Warrants [Member]
Class of Warrant or Right
Measurement input	0.0416	0.0352	0.0236
Measurement Input, Risk Free Interest Rate [Member] | June 2023 Warrants [Member]
Class of Warrant or Right
Measurement input	0.0416
Measurement Input, Price Volatility [Member] | December 2018 Warrants [Member]
Class of Warrant or Right
Measurement input	0.8700	0.7900	0.7900
Measurement Input, Price Volatility [Member] | June 2020 Warrants [Member]
Class of Warrant or Right
Measurement input	0.8600	0.7700	0.7400
Measurement Input, Price Volatility [Member] | June 2023 Warrants [Member]
Class of Warrant or Right
Measurement input	0.8100
Measurement Input, Quoted Price [Member] | December 2018 Warrants [Member]
Class of Warrant or Right
Measurement input	6.60	15.40	36.00
Measurement Input, Quoted Price [Member] | June 2020 Warrants [Member]
Class of Warrant or Right
Measurement input	6.00	13.80	31.80
Measurement Input, Quoted Price [Member] | June 2023 Warrants [Member]
Class of Warrant or Right
Measurement input	9.00